Leases (Details 2) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total lease obligation	$ 2,826,632	$ 2,698,677	$ 3,000,031
Less than one year [member]
Statement [Line Items]
Total lease obligation	736,933
Greater than one year [member]
Statement [Line Items]
Total lease obligation	2,089,699
Office Lease [Member]
Statement [Line Items]
Total lease obligation	2,826,632	$ 2,698,677	$ 3,000,031
Office Lease [Member] | Less than one year [member]
Statement [Line Items]
Total lease obligation	736,933
Office Lease [Member] | Greater than one year [member]
Statement [Line Items]
Total lease obligation	$ 2,089,699